Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date	12 Months Ended
Jun. 30, 2022 AUD ($)
Restated Triage [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Balance at 1 July 2021	$ 1,362,717
Additional investment	3,126,950
Interest and other costs
Foreign exchange movement	(10,779)
Provision for impairment	(1,913,806)
Balance at 30 June 2022	2,565,082
Jana Care [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Balance at 1 July 2021	690,153
Additional investment
Interest and other costs	83,031
Foreign exchange movement	(20,903)
Provision for impairment	(752,281)
Balance at 30 June 2022
BCT [Member]
Investments (Details) - Schedule of recoverable amount of the company’s investments is reviewed at each reporting date [Line Items]
Balance at 1 July 2021	680,008
Additional investment
Interest and other costs	16,771
Foreign exchange movement
Provision for impairment	(696,779)
Balance at 30 June 2022